Merger Transaction - Schedule of Common Stock Outstanding (Details) - shares		12 Months Ended
	May 03, 2022	Dec. 31, 2022
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Legacy NuScale Equityholders (shares)	178,396,711
PIPE Shares (shares)	23,700,002
Total Shares at Closing (excluding shares below) (shares)	220,368,091
Remaining NuScale Consideration Shares - upon Exercise of NuScale Corp Options (shares)	14,742,933	3,197,310
Other - Earn Out Shares (shares)	1,643,924
Total Shares (shares)	236,754,948
Stock converted, reverse recapitalization, percentage of total shares outstanding	81.00%
Stock issued during period, shares, reverse recapitalization, percentage of total shares outstanding	10.80%
Common stock, shares, outstanding, percentage	100.00%
Spring Valley
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, acquisitions (shares)	18,271,378
Stock issued during period, shares, acquisitions, percentage of total shares outstanding	8.30%
Spring Valley Class A Shareholders
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, acquisitions (shares)	14,400,369
Stock issued during period, shares, acquisitions, percentage of total shares outstanding	6.50%
Spring Valley Founders
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, acquisitions (shares)	3,871,009
Stock issued during period, shares, acquisitions, percentage of total shares outstanding	1.80%